                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Titan Capital Management, LLC
Address: 600 Third Avenue, 17th Floor
         New York, New York 10016


Form 13F File Number: 28-5265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Walter M. Schenker
Title:   Principal
Phone:   (212) 984-6228

Signature, Place, and Date of Signing:

    /s/ Walter M. Schenker   New York, New York     5/10/00
    __________________       _______________    ______________
       [Signature]            [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:     53

Form 13F Information Table Value Total:     146,809
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name      None

         28-

         [Repeat as necessary.]
























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


Holdings of US Listed equities held as at 30th June 1999
                                                                                                             VOTING DISCRETION
                                                                                                   OTHER
NAME OF ISSUER          TITLE OF       CUSIP      MARKET   SHARES     SH/PRN    PUT    INVESTMENT  MANAGERS  SOLE     SHARED NONE
                        CLASS                     VALUE    PRN AMT              /CALL  DISCRETION
                                                  *1000
--------------          --------       -------    ------   --------   -------   ------ ----------  --------  ----     -----  ----

ADAC LABORATORIES
  NEW                  COMMON STOCK    005313200     213     15500    SH               SOLE                  15500
AMERICAN TOWER CORP    COMMON STOCK    029912201    5170    104700    SH               SOLE                   4000    100700
                                                    1348     27300    SH               DEFINED                         27300
AMES DEPARTMENT
  STORES INC NEW       COMMON STOCK    030789507     405     16500    SH               SOLE                  16500
ARGOSY GAMING CORP     COMMON STOCK    040228108     214     15000    SH               SOLE                  15000
CBS CORP               COMMON STOCK    12490K107    2102     37120    SH               SOLE                            37120
                                                     442      7800    SH               DEFINED                          7800
CENTRAL EUROPEAN
  DISTR CORP           COMMON STOCK    153435102     203     37800    SH               SOLE                   2500     35300
                                                      76     14200    SH               DEFINED                         14200
CORNERSTONE
  PROPERTIES INC       COMMON STOCK    21922H103     213     12200    SH               SOLE                            12200
CRANE CO               COMMON STOCK    224399105    2777    117872    SH               SOLE                   4000    113872
                                                     774     32828    SH               DEFINED                         32828
DATATEC SYSTEMS INC    COMMON STOCK    238128102     193     17000    SH               SOLE                  17000
DISC GRAPHICS INC      COMMON STOCK    254590102      83     20000    SH               DEFINED                         20000
DUN & BRADSTREE
  CORP DEL             COMMON STOCK    26483B106    2320     81042    SH               SOLE                   9500     71542
                                                     534     18658    SH               DEFINED                         18658
ENTERTAINMENT
  PROPERTIES TRUST     COMMON STOCK    29380T105    2459    186496    SH               SOLE                  10000    176496
                                                     673     51004    SH               DEFINED                         51004
FLANDERS CORP          COMMON STOCK    338494107     169     45000    SH               SOLE                  45000
FLOWERS INDUSTRIES
   INC                 COMMON STOCK    343496105    2945    193900    SH               SOLE                  12500    181400
                                                     691     45500    SH               DEFINED                         45500
HECLA MINING CO-W/RTS  COMMON STOCK    422704106      69     50000    SH               SOLE                  50000
HOLLINGER
   INTERNATIONAL INC   COMMON STOCK    435569108    3069    285500    SH               SOLE                  12800    272700
                                                     832     77400    SH               DEFINED                         77400
LASER MORTGAGE
   MANAGEMENT INC      COMMON STOCK    51806D100     147     37300    SH               SOLE                  37300
LEAP WIRELESS
   INTERNATIONAL       COMMON STOCK    521863100    2926     29650    SH               SOLE                   3800     25850
                                                     711      7200    SH               DEFINED                          7200
MBIA INC               COMMON STOCK    55262C100    6711    128900    SH               SOLE                   9400    119500
                                                    1744     33500    SH               DEFINED                         33500


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

MSC INDUSTRIAL DIRECT
   CO INC              COMMON STOCK    553530106     315     17500    SH               SOLE                  17500
MARTIN MARIETTA
   MATERIALS INC       COMMON STOCK    573284106    6359    133876    SH               SOLE                   4500    129376
                                                    1730     36424    SH               DEFINED                         36424
MEDIAONE GROUP INC     COMMON STOCK    58440J104    4242     52368    SH               SOLE                            52368
                                                    1258     15532    SH               DEFINED                         15532
METROMEDIA
   INTERNATIONAL GROUP COMMON STOCK    591695101     132     23500    SH               SOLE                  23500
METROMEDIA             CONVERTIBLE
   INTERNATIONAL GROUP PREFERRED       591695200    1820     56872    SH               SOLE                  11700     45172
                                                     282      8828    SH               DEFINED                          8828
MIDCOAST ENERGY
   RESOURCES INC       COMMON STOCK    59563W104    1421     83924    SH               SOLE                            83924
                                                     587     34662    SH               DEFINED                         34662
NTL INC                COMMON STOCK    629407107    9071     97735    SH               SOLE                   3087 94648.005
                                                    2509     27033    SH               DEFINED                     27033.026
NETSPEAK CORP          COMMON STOCK    64115D109     332     15500    SH               SOLE                  15500
NOBLE DRILLING CORP    COMMON STOCK    655042109    2812     67966    SH               SOLE                            67966
                                                     738     17834    SH               DEFINED                         17834
PAYLESS SHOESOURCE
   INC                 COMMON STOCK    704379106    2327     44800    SH               SOLE                   4500     40300
                                                     571     11000    SH               DEFINED                         11000
PITNEY BOWES INC       COMMON STOCK    724479100    2529     56600    SH               SOLE                   3500     53100
                                                     635     14200    SH               DEFINED                         14200
PRECISION DRILLING
   CORP                COMMON STOCK    74022D100    5861    175600    SH               SOLE                  13500    162100
                                                    1565     46900    SH               DEFINED                         46900
ROSS STORES INC        COMMON STOCK    778296103    6166    256256    SH               SOLE                  15000    241256
                                                    1888     78444    SH               DEFINED                         78444
SAKS INC               COMMON STOCK    79377W108     803     55406    SH               SOLE                            55406
                                                     172     11894    SH               DEFINED                         11894
SECTOR SPDR TRUST      COMMON STOCK    81369Y803    7504    123900    SH               SOLE                           123900
                                                    2162     35700    SH               DEFINED                         35700
SIMULA INC             CONVERTIBLE     829206AB7     894   1583000    PRN              SOLE                 155000   1428000
                       BONDS
                                                     486    860000    PRN              DEFINED                        860000
SOMANETICS CORP NEW    COMMON STOCK    834445405      55     10000    SH               SOLE                  10000
SONIC FOUNDRY INC      COMMON STOCK    83545R108    2896     29700    SH               SOLE                   6300     23400
                                                     702      7200    SH               DEFINED                          7200
STANDARD MOTOR         CONVERTIBLE
   PRODUCTS INC        BONDS           853666AB1    1637   2277000    PRN              SOLE                  65000   2212000
                                                     459    638000    PRN              DEFINED                        638000
SUIZA FOODS CORP       COMMON STOCK    865077101    3349     83200    SH               SOLE                            83200
                                                     837     20800    SH               DEFINED                         20800
TELESPECTRUM
   WORLDWIDE INC       COMMON STOCK    87951U109     109     15500    SH               SOLE                  15500
TRANSPORTACION
   MARITIMA            COMMON STOCK    893868208     354     67500    SH               SOLE                  67500




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

TRAVELERS PROPERTY
   CASUALTY            COMMON STOCK    893939108    2541     61600    SH               SOLE                            61600
                                                     722     17500    SH               DEFINED                         17500
TRUE NORTH
   COMMUNICATIONS INC  COMMON STOCK    897844106    2882     73300    SH               SOLE                   6500     66800
                                                     790     20100    SH               DEFINED                         20100
UNIVERSAL FOODS CORP   COMMON STOCK    913538104    3012    140900    SH               SOLE                           140900
                                                     778     36400    SH               DEFINED                         36400
UNUMPROVIDENT CORP     COMMON STOCK    91529Y106     710     41942    SH               SOLE                  10500     31442
WEIRTON STEEL CORP     COMMON STOCK    948774104     378     46500    SH               SOLE                  46500
WILLIAMS COMPANIES
   INC                 COMMON STOCK    969457100    2548     58000    SH               SOLE                   4000     54000
                                                     690     15700    SH               DEFINED                         15700
ASIA PACIFIC
   RESOURCES INTL      COMMON STOCK    G05345106     115     91900    SH               SOLE                  91900
LORAL SPACE &          COMMON STOCK    G56462107    1697    166600    SH               SOLE                   7100    159500
                                                     464     45500    SH               DEFINED                         45500
SBS BROADCASTING       FOREIGN COMMON
   SA                  STOCK           L8137F102    8335    135530    SH               SOLE                   4600    130930
                                                    2308     37525    SH               DEFINED                         37525
TEFRON LTD-ORD         COMMON STOCK    M87482101     215     13500    SH               SOLE                  13500
BORDERS GROUP INC      CALL            0997099HV     344     20000    SH        CALL   SOLE                  20000
WAVE SYSTEMS CORP
  -CL A                PUT             9435269PI     499     12500    SH        PUT    SOLE                  12500

                                                  146809                               No. of Other Managers     0


























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